Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended		15 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Jun. 27, 2021	Jun. 28, 2020	Sep. 26, 2021
Property, Plant and Equipment [Abstract]
Total assets held			$ 686	$ 1,307
Liquor licenses			175	60
Depreciation expense	$ 17,557	$ 17,171		68,290	$ 70,334
Total interest cost capitalized	706			$ 1,188
Interest cost capitalized	99		706
Assets held for sale	13,967		686
Includes liquor licenses	$ 265		$ 175